Related Party Disclosures - Summary of Compensation of key management personnel of the Group (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Key Management Personnel [Line Items]
Short-term employee benefits	$ 1,854	$ 2,206	$ 1,858
Termination benefits	157	202
Share-based payment transactions	1,286	1,286	416
Total compensation paid to key management personnel	$ 3,297	$ 3,694	$ 2,274